Filed pursuant to Rule 497(e)
under the Securities Act of 1933,
as amended Securities Act File
No. 333-141120

FUNDVANTAGE TRUST

(THE “TRUST”)

EIC Value fund

(THE “FUND”)

Supplement dated March 1, 2023 to the Fund’s Prospectus and Statement of Additional Information (“SAI”) dated September 1, 2022

ADDRESS UPDATES

Effective March 9, 2023, the regular and overnight mail delivery addresses for corresponding or transacting with the Fund are changing. All references in the Fund’s Prospectus to the regular and overnight mail are deleted in their entirety and replaced with the following, respectively:

Regular Mail:

EIC Value Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing
P.O. Box 534445
Pittsburgh, PA 15253-4445

Overnight Mail:

EIC Value Fund

FundVantage Trust

c/o BNY Mellon Investment Servicing
Attention: 534445

500 Ross Street, 154-0520

Pittsburgh, PA 15262

(855) 430-6487

In addition, the fifth sentence of the second paragraph of the cover page of the Fund’s SAI is replaced with the following:

A copy of the Prospectus and annual reports to shareholders may be obtained without charge, upon request, by writing to the Fund at 500 Ross Street, 154-0520, Pittsburgh, PA 15262 or calling the Fund at (855) 430-6487 or on the Fund’s website at www.eicvalue.com.

The Information for the Transfer Agent in the fourth paragraph of the section of the SAI titled “Additional Service Providers” on page 45 is replaced with the following:

TRANSFER AGENT. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 500 Ross Street, 154-0520, Pittsburgh, PA 15262, serves as the Trust’s Transfer Agent and Dividend Paying Agent.

The fourth sentence of the section of the SAI titled “Financial Statements” on page 61 is replaced with the following:

Copies of the Annual Report may be obtained without charge, upon request, by writing to the Trust at 500 Ross Street, 154-0520, Pittsburgh, PA 15262 or calling Shareholder Services at (855) 430-6487 or on the Fund’s website at www.eicvalue.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE